UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA Pennsylvania Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


CMA Pennsylvania
Municipal Money Fund


Annual Report
March 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



CMA Pennsylvania Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



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CMA Pennsylvania Municipal Money Fund


Important Tax Information (unaudited)


All of the net investment income distributions paid by CMA
Pennsylvania Municipal Money Fund of CMA Multi-State Municipal
Series Trust during its taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004



A Letter From the President


Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets - both taxable and tax-exempt - continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and
+35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004



A Discussion With Your Fund's Portfolio Manager


With interest rates holding at historic lows, we looked to purchase one-year fixed rate paper throughout the period, but used variable rate demand notes opportunistically for yield enhancement.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA Pennsylvania
Municipal Money Fund paid shareholders a net annualized yield of ..42%.* As of March 31, 2004, the Fund's seven-day yield was .39%.

The Fund's yield was hindered early in the period by the maturity of a large number of fixed rate securities that had been added to the portfolio in the second and third quarters of 2002. This was because we were forced to reinvest the proceeds at lower prevailing interest rates. Nevertheless, we invested in variable rate demand notes, which were yielding 1.25% versus 1.10% for one-year fixed rate paper at this particular time. This ultimately benefited Fund performance.

For its part, the Federal Reserve Board remained accommodative throughout the year. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets.


Describe conditions in the Commonwealth of Pennsylvania during the period.

For the first half of the 12-month period ended March 31, 2004, Pennsylvania's economy remained weak. The commonwealth continued to face substantial job losses in the manufacturing, professional services and retail sectors. These losses offset employment gains in such areas of the economy as education, health care and leisure. Personal bankruptcies continued to rise despite growth in income and strong house price appreciation. As summer 2003 ended, however, an increasing number of signs pointed to economic strength. Indicators in September showed improvements in the long-challenged manufacturing sector, with firms reporting growth in new orders and shipments.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Against this backdrop, Pennsylvania's finances continued to be tested. As its 2003 fiscal year came to a close, the commonwealth faced a $700 million deficit. To close the budget gap, Pennsylvania cut spending and relied on nonrecurring revenues, such as funds obtained from a legal settlement with the tobacco industry.
The budget imbalance worsened for the 2004 fiscal year, with a $2.4 billion gap. The commonwealth addressed this deficit through targeted spending cuts and increases in cigarette and personal income taxes.

Despite the fiscal challenges, Pennsylvania has benefited from the diversification of its economic base, its generally conservative financial management, and its large financial reserves accumulated during more prosperous times.


What changes were made to the portfolio during the period?

As the fiscal year began, we were looking to increase the Fund's position in variable rate securities for liquidity purposes. These securities tend to have shorter maturities and, given the inverted yield curve at that time, shorter-maturity investments were offering higher yields than their longer-maturity counterparts. We also expected yields on variable rate products to spike because of redemptions related to tax time.

As summer approached, variable rate securities became less attractive as concerns about deflation and the expectation for additional interest rate cuts caused yields on shorter-maturity securities to drop. Given our expectation that monetary policy would remain accommodative for some time, beginning in mid-May, we purchased approximately $79 million in fixed rate securities offering yields ranging from 1.00% to 1.30%. These purchases benefited the Fund on a relative basis, as we were able to maintain a larger percentage of fixed rate securities than our peers.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004



Although the final months of 2003 brought evidence of a recovering economy, inflation remained under control and the job market continued to be sluggish. These factors reinforced our belief that short-term interest rates would remain at current levels for some time. Thus, despite Pennsylvania's modest issuance, we continued to look for opportunities to invest in fixed rate paper and, during the fourth quarter of 2003, we added approximately $24 million in fixed rate securities yielding an average of 1.15%.

Although we continued to search for fixed rate paper in the new year, the flatness of the short-term tax-exempt yield curve offered little incentive to extend further out. As the period came to an end, we were looking to increase our weighting in variable rate paper - again seeking to take advantage of higher yields typically available during tax season.


How would you characterize the portfolio's position at the close of the period?

The Fund ended the period in a slightly bearish stance given the lack of attractive investment opportunities over the past few months. We believe the Fund's increased weighting in variable rate demand notes as of March 31, 2004 will allow us to benefit from the traditional increase in yields associated with tax-related selling, at least in the upcoming quarter. Looking further ahead, we believe the Federal Reserve Board will likely keep monetary policy on hold well into 2004 to ensure a sustainable economic recovery. With that in mind, we will continue to look for opportunities to extend the portfolio's average maturity when prudent.


Darrin J. SanFillippo
Vice President and Portfolio Manager


April 7, 2004



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments                                                                                      (In Thousands)

                  Face
                  Amount     Municipal Bonds                                                                        Value
Pennsylvania--98.9%

                  $  3,760   ABN AMRO Munitops Certificates Trust, Pennsylvania, GO, VRDN, Series 2001-18,
                             1.08% due 10/01/2009 (c)(d)                                                          $   3,760

                     8,450   ABN AMRO Munitops Certificates Trust, Pennsylvania, VRDN, Refunding,
                             Series 2003-20, 1.08% due 7/15/2011 (c)(d)                                               8,450

                    21,879   ABN AMRO Munitops Certificates Trust, Pennsylvania, VRDN, Series 1999-16, 1.08%
                             due 3/07/2007 (b)(d)                                                                    21,879

                     9,500   ABN AMRO Munitops Certificates Trust Revenue Bonds, Pennsylvania, VRDN,
                             Series 2003-24, 1.08% due 6/01/2011 (d)(e)                                               9,500

                    14,455   Allegheny County, Pennsylvania, GO, Series C-51, 1.30% due 5/03/2004                    14,455

                     4,135   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                             (Presbyterian University Hospital), ACES, VRDN, Series B-3, 1.05% due 3/01/2018 (d)      4,135

                     6,415   Allegheny County, Pennsylvania, IDA, Health and Housing Facilities Revenue Refunding
                             Bonds (Longwood at Oakmont Inc.), VRDN, Senior Series B, 1.13% due 7/01/2027 (d)(g)      6,415

                             Allegheny County, Pennsylvania, IDA, Revenue Bonds (d):
                     2,920       (The Bradley Center), VRDN, Series A, 1.09% due 11/01/2014                           2,920
                     3,000       (Children's Museum of Pittsburgh), Puts, 2% due 10/01/2004                           3,014
                     5,000       (Western Pennsylvania School for the Blind), Puts, 0.85% due 7/01/2004               5,000

                     7,500   Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds, MERLOTS, VRDN,
                             Series A-48, 1.09% due 9/01/2011 (a)(d)                                                  7,500

                     1,520   Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT,
                             Series A, 1.14% due 8/01/2008 (d)                                                        1,520

                             Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds ,VRDN,
                             AMT (d):
                       860       (Berks Products Corporation), 1.16% due 8/01/2006                                      860
                     4,365       (Ram Industries Inc. Project), 1.13% due 12/01/2011                                  4,365

                     2,690   Berks County, Pennsylvania, IDA Revenue Bonds (World Electronics Sales), VRDN,
                             AMT, 1.21% due 8/01/2016 (d)                                                             2,690

                     2,800   Bethel Park, Pennsylvania, School District, GO, TRAN, 1.60% due 6/30/2004                2,804

                       400   Bethel Township, Pennsylvania, IDA, IDR (Brentwood Industries Inc. Project), VRDN,
                             AMT, 1.16% due 11/01/2011 (d)                                                              400

                     5,675   Blair County, Pennsylvania, IDA, Revenue Bonds (NPC Inc. Project), VRDN, AMT, 1.14%
                             due 9/01/2017 (d)                                                                        5,675

                     2,500   Boyertown, Pennsylvania, Area School District, GO, TRAN, 1.50% due 6/30/2004             2,502

                     2,985   Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT,
                             1.14% due 9/01/2016 (d)                                                                  2,985

                     2,360   Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                             VRDN, AMT, 1.21% due 2/01/2015 (d)                                                       2,360

                             Bucks County, Pennsylvania, IDA, Revenue Bonds , VRDN, AMT (d):
                     4,145       (Bracalentes Manufacturing Company Inc. Project), 1.21% due 6/01/2016                4,145
                     4,500       (Harsco Corporation Project), 1.21% due 8/01/2011                                    4,500
                     3,740       (L&P Properties LP Project), Series A, 1.31% due 6/01/2014                           3,740
                       735       (Specialty Ring Products Inc.), 1.21% due 10/01/2009                                   735

                             Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers) (d)(g):
                     3,750       Puts, Series A, 1.30% due 4/01/2004                                                  3,750
                     3,000       Puts, Series B, 1.10% due 8/01/2004                                                  3,000
                     4,500       VRDN, Series C, 1.15% due 10/01/2030                                                 4,500

                     2,065   Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT,
                             1.20% due 9/01/2015 (d)                                                                  2,065

                     2,300   Cheltenham Township, Pennsylvania, GO, TRAN, 2% due 12/31/2004                           2,314



Portfolio Abbreviations for CMA Pennsylvania Municipal Money Fund


ACES SM    Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
S/F        Single Family
TEAMS      Tax-Exempt Adjustable Municipal Securities
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

                  Face
                  Amount     Municipal Bonds                                                                        Value
Pennsylvania (continued)

                             Chester County, Pennsylvania, IDA Revenue Bonds, VRDN, AMT (d):
                  $  2,520       (The Hankin Group), Series A, 1.21% due 12/01/2020                               $   2,520
                     2,745       (West Vincent Association), Series B, 1.21% due 12/01/2020                           2,745

                     1,240   Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                             1.21% due 11/01/2017 (d)                                                                 1,240

                     2,950   Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project),
                             VRDN, AMT, 1.10% due 1/01/2014 (d)                                                       2,950

                    17,500   Delaware County, Pennsylvania (Excelon Corp.), CP, 1% due 4/06/2004                     17,500

                             Eagle Tax-Exempt Trust, Pennsylvania, VRDN (d):
                     4,300       GO, Series 94, Class 3803, 1.08% due 5/01/2008                                       4,300
                     5,940       Series 96C, Class 3801, 1.08% due 5/01/2014                                          5,940

                     1,900   East Penn, Pennsylvania, Industrial and Commercial Development Authority, IDR
                             (Electronic Data Systems Corporation Project), Refunding, VRDN, TEAMS, 1.11% due
                             12/31/2006 (d)                                                                           1,900

                     2,100   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Series D, 1.05% due
                             3/01/2024 (d)                                                                            2,100

                     1,430   Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp. Project),
                             VRDN, AMT, 1.16% due 6/01/2006 (d)                                                       1,430

                     1,735   Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities-Kyowa
                             America), VRDN, AMT, Series D, 1.21% due 7/01/2014 (d)                                   1,735

                     5,485   Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                             Bonds (John XXIII Home Project), VRDN, 1.09% due 2/01/2030 (d)                           5,485

                     2,665   Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.),
                             VRDN, AMT, 1.21% due 12/01/2014 (d)                                                      2,665

                     1,250   Hampton Township, Pennsylvania, TRAN, 2% due 12/31/2004                                  1,257

                     7,600   Huntingdon County, Pennsylvania, General Authority, College Revenue Bonds
                             (Juniata College Project), Puts, Series A, 1.15% due 5/01/2004 (d)                       7,600

                     2,780   Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT,
                             Series A, 1.10% due 6/01/2027 (d)                                                        2,780

                             Jackson Township, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                     1,145       (I Auman Machine Company Inc. Project), 1.21% due 6/01/2008                          1,145
                     5,610       (V&S Lebanon Galvanizing Project), 1.24% due 4/01/2021                               5,610

                     6,390   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.08% due
                             9/15/2020 (d)                                                                            6,390

                     1,400   Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT,
                             1.16% due 6/01/2026 (d)                                                                  1,400

                     7,195   Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue Refunding
                             Bonds (Brethren Village), VRDN, 1.07% due 6/15/2020 (d)                                  7,195

                     1,400   Lancaster, Pennsylvania, IDA, IDR (Bucks County Project), VRDN, AMT, 1.16% due
                             2/01/2010 (d)                                                                            1,400

                     2,900   Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company),
                             VRDN, AMT, Series B, 1.16% due 11/01/2022 (d)                                            2,900

                             Luzerne County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                     1,115       (Diamond Manufacturing Company),  1.21% due 5/01/2006                                1,115
                     4,015       (Nardone Brothers Baking Project), AMT, 1.16% due 3/01/2019                          4,015

                     2,700   Monroe County, Pennsylvania, IDA, Revenue Refunding Bonds (UTD Steel Enterprises
                             Project), VRDN, AMT, Series A, 1.14% due 9/01/2013 (d)                                   2,700

                             Montgomery County, Pennsylvania, IDA, Revenue Bonds (Alcom Printing Group),
                             VRDN, AMT (d):
                       290       Series A, 1.36% due 1/01/2020                                                          290
                       730       Series B, 1.21% due 1/01/2020                                                          730

                             Montgomery County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                     1,435       (Big Little Association Project), Series A, 1.21% due 2/01/2019                      1,435
                     3,515       (Edmund Optical Manufacturing LLC Project), AMT, 1.21% due 4/01/2016                 3,515
                     1,250       (Independent Support System Project), 1.11% due 3/01/2016                            1,250
                       415       (Jadko Inc. Project), AMT, Series B, 1.21% due 6/01/2008                               415
                       505       (Jadko Project), AMT, Series A, 1.21% due 6/01/2020                                    505
                     1,720       (PB Hoffmann LLC Project), AMT, 1.21% due 1/01/2020                                  1,720
                     2,200       (Valley Forge Baptist), 1.11% due 9/01/2023                                          2,200


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

                  Face
                  Amount     Municipal Bonds                                                                        Value
Pennsylvania (continued)

                  $  1,900   Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds (Laneko Engineering),
                             VRDN, AMT, Series A, 1.16% due 4/01/2007 (d)                                         $   1,900

                     4,100   Montour, Pennsylvania, School District, GO, TRAN, 1.60% due 6/30/2004                    4,105

                     4,425   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 1.09%
                             due 2/15/2027 (b)(d)                                                                     4,425

                     6,000   Municipal Securities Trust Certificates Revenue Refunding Bonds, Pennsylvania, VRDN,
                             Series 2001-121, Class A, 1.07% due 12/22/2009 (c)(d)                                    6,000

                       750   Norristown, Pennsylvania, GO, TRAN, 1.50% due 12/30/2004                                   750

                     5,300   North Wales, Pennsylvania, Water Authority Revenue Notes (Rural Water Projects),
                             RAN, 2% due 11/01/2004                                                                   5,328

                             Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                     3,645       (DG Properties Inc. Project), 1.21% due 7/01/2021                                    3,645
                     2,205       (Nicos Polymers & Grinding), 1.21% due 2/01/2020                                     2,205
                     2,585       (Reale Association Project), 1.16% due 4/01/2012                                     2,585

                     3,175   Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter Krust Baking
                             Company Project), VRDN, AMT, 1.21% due 5/01/2011 (d)                                     3,175

                       200   Pennsylvania Economic Development Financing Authority, Development Revenue Bonds
                             (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 1.11% due 4/01/2011 (d)             200

                             Pennsylvania Economic Development Financing Authority, EDR,VRDN (d):
                       100       AMT, Series A6, 1.11% due 4/01/2007                                                    100
                     3,800       AMT, Series D-7, 1.11% due 8/01/2022                                                 3,800
                       600       AMT, Series F-5, 1.11% due 12/01/2006                                                  600
                       250       AMT, Series G5, 1.11% due 12/01/2013                                                   250
                       375       (G&B Specialties Inc.), AMT, Series D4, 1.11% due 9/01/2015                            375
                       600       (Gutchess Hardwoods Inc. Project), Series B, 1.05% due 4/01/2005                       600
                       900       (The Herr Group), Series H7, 1.11% due 12/01/2021                                      900
                     5,000       (Northeast Architectural Products), AMT, Series B5, 1.11% due 8/01/2023              5,000

                       100   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                             Bonds (Pittsburgh Thermal Limited), VRDN, Series A1, 1.11% due 5/01/2022 (d)               100

                             Pennsylvania Economic Development Financing Authority Revenue Bonds, VRDN (d):
                     1,935       (Bentley Graphic Commission Inc.), AMT, Series C-4, 1.21% due 4/01/2008              1,935
                     1,000       (Conestoga Wood Specialists), Series C-1, 1.21% due 3/01/2015                        1,000
                     1,410       (International Business Systems Project), AMT, Series B-4, 1.16% due 7/01/2012       1,410
                     3,410       (Waste Gas Fabricating Company Project), AMT, Series C-3, 1.21% due 4/01/2020        3,410

                       900   Pennsylvania Energy Development Authority Revenue Bonds (Piney Creek), VRDN, AMT,
                             Series C, 1.05% due 12/01/2011 (d)                                                         900

                       510   Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 81A, 1.25% due 4/01/2005 (d)     510

                    12,423   Pennsylvania State, GO, FLOATS, VRDN, Series 696, 1.07% due 5/01/2018 (d)(e)            12,423

                     5,870   Pennsylvania State, GO, MERLOTS, VRDN, Series A15, 1.09% due 1/01/2017 (b)               5,870

                       500   Pennsylvania State, GO, Refunding, First Series, 5.25% due 1/15/2005 (b)(d)                516

                     2,000   Pennsylvania State, GO, VRDN, First Series, 0.50% due 1/01/2005 (b)(d)                   2,059

                             Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                             Refunding Bonds, VRDN, AMT (d)(e):
                    15,500       Series A, 1.09% due 6/01/2025                                                       15,500
                     6,000       Series B, 1.10% due 1/01/2017                                                        6,000

                             Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                             Association of Independent Colleges and Universities (d):
                       700       Puts, Series D-4, 1.15% due 5/01/2004                                                  700
                     2,000       Puts, Series M-3, 1.10% due 11/01/2004                                               2,000
                     6,200       Puts, Widener University, Series F-3, 1.15% due 5/01/2004 (f)                        6,200
                     1,000       VRDN, Series M-1, 1.11% due 11/01/2027                                               1,000


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

                  Face
                  Amount     Municipal Bonds                                                                        Value
Pennsylvania (concluded)

                             Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                             Bonds, VRDN (d):
                  $  6,000       (Carnegie Mellon University),Series A, 1.10% due 11/01/2025                      $   6,000
                     2,800       (Carnegie Mellon University), Series C, 1.10% due 11/01/2029                         2,800
                     9,600       (Saint Joseph's University), Series A, 1.08% due 5/01/2031 (g)                       9,600

                     3,000   Pennsylvania State Public School Building Authority, School Revenue Bonds, MERLOTS,
                             VRDN, Series A42, 1.09% due 6/01/2028 (d)(e)                                             3,000

                     3,000   Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds (Philadelphia Airport
                             System), Series A, 6% due 6/15/2004 (c)(d)                                               3,031

                             Philadelphia, Pennsylvania, Authority for IDR,VDRN (d):
                     4,550       (Comhar Inc. Project), 1.06% due 9/01/2023                                           4,550
                     2,200       (Fox Chase Cancer Center Project), 1.12% due 7/01/2025                               2,200
                     5,000       (Gift of Life Donor Program Project), 1.05% due 12/01/2034                           5,000
                     1,685       (Henry H. Ottens Manufacturing Project), 1.21% due 10/01/2013                        1,685
                     2,650       (Lannett Company Inc. Project), 1.21% due 5/01/2014                                  2,650

                     7,500   Philadelphia, Pennsylvania, GO, TRAN, 2% due 6/30/2004                                   7,519

                             Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN (d)(e):
                     2,395       FLOATS, Series 906, 1.07% due 7/01/2017                                              2,395
                     4,550       PUTTERS, Series 384, 1.10% due 7/01/2011                                             4,550

                             Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                             Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN (d):
                     5,800       Series A, 1.10% due 2/15/2014                                                        5,800
                     2,400       Series A, 1.11% due 7/01/2022                                                        2,400
                     4,700       Series B, 1.10% due 7/01/2025                                                        4,700
                       600       Series D, 1.10% due 7/01/2031 (b)                                                      600

                     2,995   Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, FLOATS, VRDN,
                             Series 773, 1.15% due 11/01/2031 (c)(d)                                                  2,995

                     4,275   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System Revenue
                             Refunding Bonds, 1.15% due 9/01/2004 (e)                                                 4,275

                     2,300   Pottstown Borough, Pennsylvania, Educational Facilities Authority Revenue Bonds
                             (The Hill School Project), VRDN, 1.12% due 8/01/2032 (d)                                 2,300

                     2,000   Red Lion, Pennsylvania, Area School District, TRAN, 1.50% due 6/30/2004                  2,002

                     2,900   Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                             Bonds, MERLOTS, VRDN, Series A-18, 1.09% due 3/01/2015 (a)(d)                            2,900

                     1,600   Somerset County, Pennsylvania, Hospital Authority Revenue Bonds (Somerset Community
                             Hospital Project), Puts, Series B, 1.30% due 3/01/2005 (d)(g)                            1,600

                     4,015   Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel),
                             VRDN, AMT, 1.16% due 3/02/2015 (d)                                                       4,015

                     4,205   Susquehanna County, Pennsylvania, IDA, Revenue Bonds (Pennfield Corporation Project),
                             VRDN, AMT, 1.16% due 8/01/2014 (d)                                                       4,205

                     6,845   Union County, Pennsylvania, Hospital Authority, Hospital Revenue Refunding Bonds
                             (Evangelical Community Hospital), VRDN, 1.22% due 2/01/2005 (d)(g)                       6,845

                             Venango, Pennsylvania, IDA, CP:
                    10,000       1% due 5/07/2004                                                                    10,000
                    15,000       1% due 8/11/2004                                                                    15,000

                     2,000   Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project),
                             VRDN, AMT, 1.16% due 11/01/2020 (d)                                                      2,000

                     1,000   Washington County, Pennsylvania, Revenue Bonds, TRAN, 2% due 12/30/2004                  1,006

                     1,155   Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products),
                             VRDN, AMT, 1.21% due 12/01/2006 (d)                                                      1,155

                     4,000   York County, Pennsylvania, GO, TRAN, 1.75% due 7/30/2004                                 4,009

                     2,670   York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT,
                             1.21% due 6/01/2021 (d)                                                                  2,670


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (concluded)                                                                          (In Thousands)

                  Face
                  Amount     Municipal Bonds                                                                        Value
Puerto Rico--0.7%

                  $  3,500   Puerto Rico Commonwealth, TRAN, 2% due 7/30/2004                                     $   3,512

                             Total Investments (Cost--$498,460*)--99.6%                                             498,460
                             Other Assets Less Liabilities--0.4%                                                      1,814
                                                                                                                  ---------
                             Net Assets--100.0%                                                                   $ 500,274
                                                                                                                  =========

(a)AMBAC Insured.

(b)MBIA Insured.

(c)FGIC Insured.

(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.

(e)FSA Insured.

(f)Prerefunded.

(g)Radian Insured.

*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Assets and Liabilities

As of March 31, 2004
Assets

               Investments, at value (identified cost--$498,459,745)                                        $   498,459,745
               Cash                                                                                                  54,690
               Receivables:
                  Interest                                                                $     1,378,917
                  Beneficial interest                                                           1,054,127         2,433,044
                                                                                          ---------------
               Prepaid expenses and other assets                                                                     15,570
                                                                                                            ---------------
               Total assets                                                                                     500,963,049
                                                                                                            ---------------


Liabilities

               Payables:
                  Securities purchased                                                            510,000
                  Distributor                                                                      99,547
                  Investment adviser                                                               33,795
                  Other affiliates                                                                 14,008           657,350
                                                                                          ---------------
               Accrued expenses and other liabilities                                                                32,115
                                                                                                            ---------------
               Total liabilities                                                                                    689,465
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   500,273,584
                                                                                                            ===============

Net Assets Consist of

               Shares of beneficial interest, $.10 par value, unlimited number of shares
               authorized                                                                                   $   50,037,924
               Paid-in capital in excess of par                                                                 450,316,977
               Accumulated realized capital losses--net                                                            (81,317)
                                                                                                            ---------------
               Net Assets--Equivalent to $1.00 per share based on 500,379,244 shares of
               beneficial interest outstanding                                                              $   500,273,584
                                                                                                            ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Operations

For the Year Ended March 31, 2004
Investment Income

               Interest and amortization of premium and discount earned                                     $     5,979,266

Expenses

               Investment advisory fees                                                   $     2,669,193
               Distribution fees                                                                  664,454
               Accounting services                                                                114,796
               Transfer agent fees                                                                 73,052
               Professional fees                                                                   62,862
               Printing and shareholder reports                                                    24,770
               Custodian fees                                                                      19,541
               Registration fees                                                                   17,394
               Pricing fees                                                                        15,539
               Trustees' fees and expenses                                                          5,442
               Other                                                                               16,766
                                                                                          ---------------
               Total expenses                                                                                     3,683,809
                                                                                                            ---------------
               Investment income--net                                                                             2,295,457
                                                                                                            ---------------

Realized Gain on Investments--Net

               Realized gain on investments--net                                                                        838
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     2,296,295
                                                                                                            ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Statements of Changes in Net Assets
                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                                2004             2003
Operations

               Investment income--net                                                     $     2,295,457   $     4,931,376
               Realized gain (loss) on investments--net                                               838             (300)
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             2,296,295         4,931,076
                                                                                          ---------------   ---------------

Dividends to Shareholders

               Dividends to shareholders from investment income--net                          (2,295,457)       (4,931,376)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net proceeds from sale of shares                                             1,861,178,125     1,871,842,607
               Value of shares issued to shareholders in reinvestment of dividends              2,295,509         4,931,064
                                                                                          ---------------   ---------------
                                                                                            1,863,473,634     1,876,773,671
               Cost of shares redeemed                                                    (1,954,306,148)   (1,914,023,882)
                                                                                          ---------------   ---------------
               Net decrease in net assets derived from beneficial interest transactions      (90,832,514)      (37,250,211)
                                                                                          ---------------   ---------------

Net Assets

               Total decrease in net assets                                                  (90,831,676)      (37,250,511)
               Beginning of year                                                              591,105,260       628,355,771
                                                                                          ---------------   ---------------
               End of year                                                                $   500,273,584   $   591,105,260
                                                                                          ===============   ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2004         2003          2002        2001          2000
Per Share Operating Performance

               Net asset value, beginning of year            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                              --++          .01          .02          .03          .03
               Realized gain (loss) on investments--net            --++       --++++         --++         --++         --++
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                    --++          .01          .02          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends from investment income--net        --++++        (.01)        (.02)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of year                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total investment return                             .42%         .83%        1.71%        3.47%        2.81%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses                                            .68%         .67%         .68%         .68%         .69%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income--net                              .43%         .84%        1.72%        3.42%        2.78%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of year (in thousands)        $  500,274   $  591,105   $  628,356   $  601,403   $  539,177
                                                             ==========   ==========   ==========   ==========   ==========

++Amount is less than $.01 per share.

++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
CMA Pennsylvania Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $11,312 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements (concluded)



3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares, redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:


                                       3/31/2004          3/31/2003
Distributions paid from:
   Tax-exempt income                $  2,295,457       $  4,931,376
                                    ------------       ------------
Total distributions                 $  2,295,457       $  4,931,376
                                    ============       ============



As of March 31, 2004, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
On March 31, 2004, the Fund had a net capital loss carryforward of $81,317, of which $21,841 expires in 2006, $3,815 expires in 2007,
$20,995 expires in 2008, $33,951 expires in 2009 and $715 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.



Independent Auditors' Report


To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust"), as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey

May 14, 2004



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)
                                                                                            Number of
                                                                                            Portfolios in   Other Public
                       Position(s)  Length of                                               Fund Complex    Directorships
                       Held with    Time                                                    Overseen by     Held by
Name, Address & Age    Fund         Served    Principal Occupation(s) During Past 5 Years   Trustee         Trustee
Interested Trustee

Terry K. Glenn*        President    1999 to   President of the Merrill Lynch Investment     124 Funds       None
P.O. Box 9011          and          present   Managers, L.P. ("MLIM")/Fund Asset            160 Portfolios
Princeton,             Trustee      and       Management, L.P. ("FAM")--Advised Funds
NJ 08543-9011                       1988 to   since 1999; Chairman (Americas Region) of
Age: 63                             present   MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Director's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(continued)

                                                                                            Number of
                                                                                            Portfolios in   Other Public
                       Position(s)  Length of                                               Fund Complex    Directorships
                       Held with    Time                                                    Overseen by     Held by
Name, Address & Age    Fund         Served    Principal Occupation(s) During Past 5 Years   Trustee         Trustee
Independent Trustees*

Ronald W. Forbes       Trustee      1988 to   Professor Emeritus of Finance, School of      51 Funds        None
P.O. Box 9095                       present   Business, State University of New York at     50 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant
Age: 63                                       at the Urban Institute from 1995 to 1999.


Cynthia A. Montgomery  Trustee      1994 to   Professor, Harvard Business School since      51 Funds        Newell
P.O. Box 9095                       present   1989.                                         50 Portfolios   Rubbermaid, Inc.
Princeton,
NJ 08543-9095
Age: 51


Kevin A. Ryan          Trustee      1992 to   Director Emeritus of The Boston University    51 Funds        None
P.O. Box 9095                       present   Center for the Advancement of Ethics and      50 Portfolios
Princeton,                                    Character from 1989 to 1999; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 71                                       to 1999 and Professor Emeritus thereof
                                              since 1999.


Roscoe S. Suddarth     Trustee      2000 to   President of Middle East Institute from       51 Funds        None
P.O. Box 9095                       present   1995 to 2001; Foreign Service Officer of      50 Portfolios
Princeton,                                    United States Foreign Service from 1961 to
NJ 08543-9095                                 1995 and Career Minister thereof from 1989
Age: 68                                       to 1995; Deputy Inspector General of U.S.
                                              Department of State from 1991to 1994; U.S.
                                              Ambassador to the Hashemite Kingdom of
                                              Jordan from 1987 to 1990.


Richard R. West        Trustee      1988 to   Professor of Finance, New York University,    51 Funds        Bowne & Co.,
P.O. Box 9095                       present   Leonard N. Stern School of Business           50 Portfolios   Inc.; Vornado
Princeton,                                    Administration from 1982 to 1994 and                          Operating
NJ 08543-9095                                 Dean Emeritus thereof since 1994.                             Company;
Age: 66                                                                                                     Vornado Realty
                                                                                                            Trust and
                                                                                                            Alexander's, Inc.


Edward D. Zinbarg      Trustee      2000 to   Self-employed financial consultant since      51 Funds        None
P.O. Box 9095                       present   1994; Executive Vice President of The         50 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; Former Director of
Age: 69                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(concluded)

                       Position(s)  Length of
                       Held with    Time
Name, Address & Age    Fund         Served    Principal Occupation(s) During Past 5 Years
Fund Officers*

Donald C. Burke        Vice         1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011          President    present   1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,             and          and       Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011          Treasurer    1999 to
Age: 43                             present


Kenneth A. Jacob       Senior       2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011          Vice         present   of MLIM from 1997 to 2000.
Princeton,             President
NJ 08543-9011
Age: 53


John M. Loffredo       Senior       2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011          Vice         present   of MLIM from 1998 to 2000.
Princeton,             President
NJ 08543-9011
Age: 40


Darrin J. SanFillippo  Vice         1996 to   Vice President of MLIM since 1998.
P.O. Box 9011          President    present
Princeton,
NJ 08543-9011
Age: 39


Phillip S. Gillespie   Secretary    2000 to   First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                       present   to 2001; Vice President from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

**For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4363.



Charles C. Reilly, Trustee of CMA Pennsylvania Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND, MARCH 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3)
Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $31,200
                         Fiscal Year Ending March 31, 2003 - $34,164

(b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                         Fiscal Year Ending March 31, 2003 - $4,800

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) 0%

(f) Not Applicable

(g) Fiscal Year Ending March 31, 2004 - $16,708,160
    Fiscal Year Ending March 31, 2003 - $17,378,427

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004